SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Revenues from External Customers by Products and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue from External Customer [Line Items]
Revenues	$ 16,475	$ 21,882
Raw Materials and Equipment [Member]
Revenue from External Customer [Line Items]
Revenues	4,225	5,260
Electronic Monitoring [Member]
Revenue from External Customer [Line Items]
Revenues	7,110	5,930
Treatment Programs [Member]
Revenue from External Customer [Line Items]
Revenues	2,731	3,040
Maintenance, Royalties and Project Management [Member]
Revenue from External Customer [Line Items]
Revenues	$ 2,409	$ 7,652